Non-Cash Share-Based Compensation - Assumptions Used in Black-Scholes Option Pricing Model to Determine Fair Value of Share Options Granted to Employees and Directors (Details)	3 Months Ended
Mar. 31, 2022
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Expected option life (years)	6 years 3 months 18 days
Expected volatility	74.70%
Risk-free interest rate	1.80%